Subsequent events (Tables)	12 Months Ended
Mar. 31, 2016
Subsequent events
Schedule of Acquisition of Motortecnica s.r.l.

1) Purpose of the Transaction

IMEP develops, manufactures and sells products of washing machine and drying machine motors.

Through the Transaction, NIDEC expects to enhance the competitiveness of its appliance motor business in the European market, one of Appliance, Commercial and Industrial Motors business (“ACIM”) on which it particularly places emphasis. NIDEC also expects to obtain IMEP’s major customers. In addition, NIDEC intends to build up a major manufacturing base in an emerging EU market for its ACIM.

2) Funds	NIDEC utilizes its cash on hand for funding.